CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary Shares [Member]	Paid-In Capital [Member]	Additional Paid-In Capital [Member]	Appropriated Retained Earnings [Member]	Unappropriated Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]
Beginning Balance at Sep. 30, 2012	$ 24,930	$ 14	$ 0	$ 22,233	$ 1,615	$ (2,515)	$ 3,583
Beginning Balance (in shares) at Sep. 30, 2012		1,405,000
Net loss for the year	(5,133)	$ 0	0	0	0	(5,133)	0
Foreign currency translation gain	616	0	0	0	0	0	616
Ending Balance at Sep. 30, 2013	20,413	$ 14	0	22,233	1,615	(7,648)	4,199
Ending Balance (in shares) at Sep. 30, 2013		1,405,000
Net loss for the year	(1)	$ 0	0	0	0	(1)	0
Foreign currency translation gain	(38)	0	0	0	0	0	(36)
Ending Balance at Sep. 30, 2014	20,376	$ 14	0	22,233	1,615	(7,649)	4,163
Ending Balance (in shares) at Sep. 30, 2014		1,405,000
Net loss for the year	1,027	$ 0	0	0	0	1,027	0
Foreign currency translation gain	(686)	0	0	0	0	0	(686)
Ending Balance at Sep. 30, 2015	$ 20,717	$ 14	$ 0	$ 22,233	$ 1,615	$ (6,622)	$ 3,477
Ending Balance (in shares) at Sep. 30, 2015		1,405,000